OIL AND NATURAL GAS PROPERTIES - Sale of assets (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 01, 2023	Sep. 30, 2023	Dec. 31, 2023
OIL AND NATURAL GAS PROPERTIES
Proceeds from sale of interest in oil and natural gas properties	$ 2,500,000	$ 2,499,920	$ 2,499,920
Gain on sale of oil and natural gas assets	5,834,293
Relief of asset retirement obligations	$ 3,407,818	$ 3,407,818	$ 3,407,818